UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Government Money Market Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17
1 - 7	61.8	72.2
8 - 30	25.5	14.5
31 - 60	10.2	8.0
61 - 90	0.0	4.0
91 - 180	2.5	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
U.S. Treasury Debt	2.6%
U.S. Government Agency Debt	42.5%
Repurchase Agreements	56.1%
Net Other Assets (Liabilities)*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017
U.S. Treasury Debt	5.4%
U.S. Government Agency Debt	30.3%
Repurchase Agreements	64.1%
Net Other Assets (Liabilities)	0.2%

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/30/17
Fidelity Flex℠ Government Money Market Fund	1.10%	1.09%	0.82%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 2.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bills
12/21/17 to 4/19/18
(Cost $199,272)	1.05 to 1.25	200,000	199,272

U.S. Government Agency Debt - 42.5%
Federal Agencies - 42.5%
Federal Home Loan Bank
11/1/17 to 1/18/19
(Cost $3,299,315)	1.06 to 1.25(b)	3,300,000	3,299,315

U.S. Government Agency Repurchase Agreement - 29.1%
	Maturity Amount	Value
In a joint trading account at 1.07% dated 10/31/17 due 11/1/17 (Collateralized by U.S. Government Obligations) #	$559,017	$559,000
With:
BNP Paribas, S.A. at 1.12%, dated 8/15/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $102,305, 0.00% - 3.00%, 5/15/30 - 6/25/43)	100,373	100,000
Citibank NA at 1.07%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,044, 2.00%, 8/15/25)	1,000,208	1,000,000
Nomura Securities International, Inc. at 1.08%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $510,016, 3.00% - 4.00%, 7/1/27 - 10/20/47)	500,105	500,000
RBC Financial Group at 1.19%, dated 11/1/17 due 11/7/17(c)	100,298	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,259,000)		2,259,000

U.S. Treasury Repurchase Agreement - 27.0%
With:
BNP Paribas, S.A. at 1.1%, dated 8/14/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,272, 1.14% - 2.88%, 4/30/19 - 5/15/46)	100,367	100,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,021,499, 1.88% - 2.13%, 4/30/22 - 12/31/22)	1,000,029	1,000,000
Nomura Securities International, Inc. at 1.06%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $510,197, 1.63% - 9.13%, 5/15/18 - 11/15/40)	500,103	500,000
Norinchukin Bank at 1.16%, dated:
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $105,255, 3.63%, 2/15/20)	100,271	100,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $105,255, 3.63%, 2/15/20)	100,216	100,000
10/3/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $105,255, 3.63%, 2/15/20)	100,232	100,000
Societe Generale at 1.08%, dated:
10/5/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,107, 1.63% - 5.38%, 8/15/22 - 2/15/31)	100,180	100,000
10/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,789, 0.00% - 3.00%, 8/16/18 - 11/15/45)	100,192	100,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,100,000)		2,100,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $7,857,587)		7,857,587
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(96,762)
NET ASSETS - 100%		$7,760,825

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$559,000 due 11/01/17 at 1.07%
BNP Paribas, S.A.	$33,872
BNY Mellon Capital Markets LLC	1,542
Bank of America NA	95,785
Bank of Nova Scotia	27,790
Citibank NA	53,985
Credit Agricole CIB New York Branch	69,409
HSBC Securities (USA), Inc.	13,818
ING Financial Markets LLC	4,627
J.P. Morgan Securities, Inc.	49,358
Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,052
Mizuho Securities USA, Inc.	51,918
RBC Dominion Securities, Inc.	27,178
Wells Fargo Securities LLC	109,666
$559,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,359,000) — See accompanying schedule: Unaffiliated issuers (cost $7,857,587)		$7,857,587
Cash		80
Interest receivable		3,155
Total assets		7,860,822
Liabilities
Payable for investments purchased	$99,997
Total liabilities		99,997
Net Assets		$7,760,825
Net Assets consist of:
Paid in capital		$7,760,823
Distributions in excess of net investment income		(66)
Accumulated undistributed net realized gain (loss) on investments		68
Net Assets, for 7,760,823 shares outstanding		$7,760,825
Net Asset Value, offering price and redemption price per share ($7,760,825 ÷ 7,760,823 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Interest		$32,277
Expenses
Independent trustees' fees and expenses	$10
Total expenses		10
Net investment income (loss)		32,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Total net realized gain (loss)		1
Net increase in net assets resulting from operations		$32,268

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period March 8, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,267	$5,801
Net realized gain (loss)	1	–
Net increase in net assets resulting from operations	32,268	5,801
Distributions to shareholders from net investment income	(32,333)	(5,734)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,226,210	5,000,000
Reinvestment of distributions	32,333	5,734
Cost of shares redeemed	(503,454)	–
Net increase (decrease) in net assets and shares resulting from share transactions	2,755,089	5,005,734
Total increase (decrease) in net assets	2,755,024	5,005,801
Net Assets
Beginning of period	5,005,801	–
End of period	$7,760,825	$5,005,801
Other Information
Distributions in excess of net investment income end of period	$(66)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.001
Net realized and unrealized gain (loss)	–B	–
Total from investment operations	.005	.001
Distributions from net investment income	(.005)	(.001)
Total distributions	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00
Total ReturnC	.52%	.12%
Ratios to Average Net AssetsD
Expenses before reductions	- %E,F	- %E,F
Expenses net of fee waivers, if any	- %E,F	- %E,F
Expenses net of all reductions	- %E,F	- %E,F
Net investment income (loss)	1.04%E	.78%E
Supplemental Data
Net assets, end of period (000 omitted)	$7,761	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.00005.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$7,857,587

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 65% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	- %-C	$1,000.00	$1,005.20	$-
Hypothetical-D		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZGY-SANN-1217
1.9881598.100

Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Advisor M Class Fidelity® Government Money Market Fund Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17	% of fund's investments 10/31/16
1 - 7	41.8	42.4	28.7
8 - 30	32.7	20.7	19.2
31 - 60	12.9	21.5	20.5
61 - 90	8.6	7.4	14.1
91 - 180	4.0	7.3	15.7
>180	0.0	0.7	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
U.S. Treasury Debt	10.7%
U.S. Government Agency Debt	52.9%
Repurchase Agreements	37.8%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017
U.S. Treasury Debt	14.5%
U.S. Government Agency Debt	44.2%
Repurchase Agreements	41.5%
Variable Rate Demand Notes (VRDNs)	0.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/28/17	1/31/17	10/31/16
Capital Reserves Class	0.15%	0.10%	0.01%	0.01%	0.01%
Daily Money Class	0.40%	0.35%	0.08%	0.01%	0.01%
Advisor M Class	0.40%	-	-	-	-
Fidelity® Government Money Market Fund	0.68%	0.63%	0.36%	0.20%	0.06%
Premium Class	0.78%	0.73%	0.46%	0.30%	0.16%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2017, the most recent period shown in the table, would have been 0.75% for Premium Class.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.7%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bills
11/2/17 to 4/26/18	1.03 to 1.26 (b)%	$7,648,400,000	$7,623,639,040
U.S. Treasury Notes
11/15/17 to 10/31/19	1.06 to 1.28 (c)	3,123,000,000	3,124,602,845
TOTAL U.S. TREASURY DEBT
(Cost $10,748,241,885)			10,748,241,885

U.S. Government Agency Debt - 52.9%
Federal Agencies - 52.9%
Fannie Mae
11/15/17 to 1/11/18	1.07 to 1.33 (c)	654,450,000	654,441,699
Federal Farm Credit Bank
1/8/18 to 7/9/18	1.26 to 1.34 (c)(d)	250,000,000	250,258,675
Federal Home Loan Bank
11/1/17 to 1/22/19	0.91 to 1.31 (c)	51,413,354,000	51,396,851,445
Freddie Mac
11/24/17 to 1/12/18	1.05 to 1.33 (c)	813,500,000	813,498,960
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $53,115,050,779)			53,115,050,779

U.S. Government Agency Repurchase Agreement - 16.7%
	Maturity Amount	Value
In a joint trading account at:
1.05% dated 10/31/17 due 11/1/17 (Collateralized by U.S. Government Obligations) #	$20,245,590	$20,245,000
1.07% dated 10/31/17 due 11/1/17 (Collateralized by U.S. Government Obligations) #	7,282,885,470	7,282,670,000
With:
Barclays Capital, Inc. at:
1.05%, dated 10/30/17 due 11/6/17 (Collateralized by U.S. Government Obligations valued at $103,026,010, 3.50%, 3/1/47)	101,020,621	101,000,000
1.06%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $147,926,129, 3.50%, 4/1/47)	145,029,886	145,000,000
BNP Paribas, S.A. at:
1.1%, dated:
8/22/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $67,630,928, 0.00% - 5.00%, 11/9/17 - 4/1/47)	66,181,500	66,000,000
8/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $66,612,900, 0.00% - 6.50%, 6/8/18 - 4/1/47)	65,186,694	65,000,000
1.11%, dated 8/31/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $268,912,387, 0.00% - 6.50%, 11/15/21 - 8/15/47)	263,746,043	263,000,000
1.12%, dated 8/15/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $267,375,898, 0.00% - 8.88%, 11/9/17 - 4/1/47)	261,974,400	261,000,000
1.17%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $74,476,944, 1.77% - 7.50%, 3/1/27 - 6/25/42)	73,201,663	73,000,000
Citibank NA at:
1.06%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $74,648,800, 0.00% - 4.25%, 12/28/17 - 11/15/40)	73,015,046	73,000,000
1.07%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $448,920,379, 0.63% - 4.75%, 8/31/23 - 2/15/45)	436,090,712	436,000,000
ING Financial Markets LLC at:
1.09%, dated 10/30/17 due:
11/1/17 (Collateralized by U.S. Government Obligations valued at $147,908,957, 3.50%, 9/1/47)	145,008,781	145,000,000
11/2/17 (Collateralized by U.S. Government Obligations valued at $88,745,374, 3.50%, 9/1/47)	87,007,903	87,000,000
11/3/17 (Collateralized by U.S. Government Obligations valued at $167,290,130, 2.00% - 4.00%, 7/1/31 - 6/1/47)	164,019,862	164,000,000
11/13/17 (Collateralized by U.S. Government Obligations valued at $147,908,957, 3.50%, 9/1/47)	145,061,464	145,000,000
11/14/17 (Collateralized by U.S. Government Obligations valued at $88,745,374, 3.50%, 9/1/47)	87,039,513	87,000,000
1.1%, dated 10/30/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $73,444,489, 3.50%, 9/1/47)	72,006,600	72,000,000
1.22%, dated 10/30/17 due 12/5/17 (Collateralized by U.S. Government Obligations valued at $177,492,029, 3.00% - 4.50%, 11/1/25 - 8/1/47)	174,536,597	174,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.08%, dated 10/11/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $447,041,459, 3.50%, 8/20/47)	438,840,960	438,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.06%, dated:
10/26/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $147,926,129, 2.50% - 5.50%, 3/1/24 - 10/1/47)	145,029,886	145,000,000
10/31/17 due 11/1/17 (Collateralized by U.S. Government Obligations valued at $147,904,356, 2.09% - 4.50%, 3/1/24 - 10/20/47)	145,004,269	145,000,000
1.1%, dated:
10/3/17 due:
11/1/17 (Collateralized by U.S. Government Obligations valued at $207,243,478, 2.13% - 5.00%, 11/1/23 - 10/1/47)	203,179,881	203,000,000
12/16/17 (Collateralized by U.S. Government Obligations valued at $74,525,980, 0.89% - 5.00%, 8/1/24 - 9/1/47)	73,142,756	73,000,000
10/11/17 due 12/11/17 (Collateralized by U.S. Government Obligations valued at $193,924,355, 2.09% - 4.95%, 11/1/24 - 7/20/67)	190,354,139	190,000,000
10/17/17 due 12/18/17 (Collateralized by U.S. Government Obligations valued at $192,868,358, 2.09% - 5.54%, 1/1/18 - 11/1/47)	189,358,050	189,000,000
10/24/17 due 12/22/17 (Collateralized by U.S. Government Obligations valued at $163,239,893, 2.00% - 5.50%, 11/1/23 - 10/20/47)	160,288,444	160,000,000
1.11%, dated 10/31/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $251,947,768, 1.25% - 6.00%, 1/16/19 - 10/1/47)	247,479,798	247,000,000
Natixis SA at 1.05%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $148,373,186, 0.00% - 6.63%, 3/8/18 - 2/15/47)	145,029,604	145,000,000
Nomura Securities International, Inc. at 1.08%, dated 10/31/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $1,537,195,886, 1.88% - 9.00%, 11/25/17 - 8/20/67)	1,507,316,470	1,507,000,000
RBC Capital Markets Corp. at 1.09%, dated:
8/10/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $174,880,316, 2.38% - 8.00%, 7/1/18 - 10/20/47)	171,465,975	171,000,000
8/14/17 due 11/13/17 (Collateralized by U.S. Government Obligations valued at $93,042,021, 0.88% - 5.00%, 3/7/18 - 11/1/47)	91,250,730	91,000,000
RBC Dominion Securities at:
1.04%, dated 10/3/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $148,023,908, 3.50%, 6/20/46)	145,125,667	145,000,000
1.05%, dated 10/30/17 due 11/6/17 (Collateralized by U.S. Government Obligations valued at $73,444,284, 3.50%, 5/20/47)	72,014,700	72,000,000
1.06%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $147,930,484, 3.50%, 6/20/46)	145,140,892	145,000,000
1.14%, dated:
10/17/17 due 11/7/17:
(Collateralized by U.S. Government Obligations valued at $147,970,253, 3.00% - 3.50%, 6/20/46 - 7/20/46)	145,422,433	145,000,000
(Collateralized by U.S. Government Obligations valued at $147,970,253, 3.00%, 7/20/46)	145,431,617	145,000,000
10/18/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $147,965,569, 3.50%, 6/20/46)	145,422,433	145,000,000
1.15%, dated 10/19/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $177,553,704, 3.00%, 7/20/46)	174,494,692	174,000,000
RBC Financial Group at:
1.07%, dated:
10/3/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $78,619,179, 1.48% - 5.00%, 1/1/32 - 9/20/47)	77,135,028	77,000,000
10/4/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $149,045,974, 1.74% - 6.50%, 1/1/26 - 9/20/47)	146,264,706	146,000,000
1.09%, dated:
8/14/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $66,510,897, 2.10% - 5.50%, 3/1/27 - 9/20/47)	65,181,061	65,000,000
8/15/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $134,053,143, 2.50% - 6.50%, 11/1/25 - 9/20/47)	130,362,122	130,000,000
8/16/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $94,060,236, 2.26% - 6.50%, 1/1/26 - 9/1/47)	92,256,271	92,000,000
1.1%, dated 9/11/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $135,618,305, 1.48% - 6.50%, 1/1/21 - 9/20/47)	132,367,033	132,000,000
1.14%, dated 10/16/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $75,037,919, 2.10% - 6.50%, 5/1/25 - 9/20/47)	73,212,673	73,000,000
1.16%, dated 10/19/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $147,961,954, 2.50% - 4.50%, 6/1/31 - 9/1/47)	145,429,844	145,000,000
1.19%, dated 11/1/17 due 11/7/17(e)	36,107,100	36,000,000
Societe Generale at:
1.06%, dated:
10/27/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $562,132,643, 0.00% - 4.38%, 1/4/18 - 5/15/45)	551,502,941	551,000,000
10/30/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $103,027,697, 0.00% - 4.38%, 1/4/18 - 5/15/45)	101,092,191	101,000,000
1.07%, dated 10/3/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $304,580,688, 0.13% - 2.50%, 2/28/18 - 7/15/24)	298,274,574	298,000,000
Sumitomo Mitsui Banking Corp. at 1.07%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Government Obligations valued at $593,657,645, 3.50%, 7/20/47)	582,017,298	582,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $16,762,915,000)		16,762,915,000

U.S. Treasury Repurchase Agreement - 21.1%
With:
Barclays Capital, Inc. at:
1.04%, dated:
10/25/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $132,626,850, 0.00% - 6.00%, 11/9/17 - 8/15/42)	130,026,289	130,000,000
10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $132,619,173, 0.00% - 5.25%, 11/9/17 - 2/15/29)	130,026,289	130,000,000
1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $133,623,924, 0.00% - 2.50%, 11/9/17 - 2/15/27)	131,003,821	131,000,000
BMO Capital Markets Corp. at:
1.06%, dated 9/27/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $132,502,068, 1.38% - 3.63%, 2/15/20 - 11/15/46)	128,297,742	128,000,000
1.07%, dated 8/29/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $60,969,476, 1.38% - 2.75%, 2/15/22 - 11/15/26)	59,164,839	59,000,000
BMO Harris Bank NA at:
1.06%, dated:
8/9/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $182,746,586, 1.00% - 3.88%, 6/30/19 - 2/15/47)	178,487,423	178,000,000
8/10/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $121,702,035, 0.00% - 3.63%, 11/30/17 - 2/15/47)	119,315,350	119,000,000
8/17/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,143,567, 2.00% - 3.88%, 2/15/20 - 11/15/42)	119,311,846	119,000,000
1.07%, dated:
9/1/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $61,459,016, 2.00% - 3.88%, 5/15/18 - 11/15/26)	59,178,868	59,000,000
9/14/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $74,568,829, 1.63% - 3.50%, 2/15/18 - 11/15/26)	72,194,740	72,000,000
1.08%, dated 8/4/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $73,636,130, 0.75% - 2.63%, 2/28/18 - 5/15/25)	72,222,480	72,000,000
BNP Paribas, S.A. at:
1.08%, dated:
8/7/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $246,271,897, 0.00% - 8.88%, 11/9/17 - 2/15/45)	240,655,200	240,000,000
8/8/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $242,356,527, 0.00% - 5.38%, 11/9/17 - 8/15/42)	237,647,010	237,000,000
8/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $488,512,388, 0.00% - 4.38%, 11/9/17 - 5/15/46)	476,296,750	475,000,000
1.09%, dated:
8/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $241,501,333, 2.38% - 8.13%, 8/15/21 - 8/15/43)	236,671,682	236,000,000
8/30/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,727,832, 0.00% - 8.88%, 11/30/17 - 2/15/45)	261,727,030	261,000,000
8/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $242,553,815, 0.00% - 7.50%, 11/9/17 - 11/15/44)	236,657,391	236,000,000
9/5/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $182,062,956, 2.13% - 3.75%, 3/31/24 - 2/15/45)	177,487,684	177,000,000
9/7/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $242,832,362, 0.00% - 6.25%, 11/9/17 - 5/15/47)	237,653,001	237,000,000
9/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $489,973,292, 0.00% - 8.75%, 11/9/17 - 2/15/46)	477,311,512	476,000,000
9/13/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $489,740,104, 1.25% - 8.75%, 11/15/18 - 11/15/45)	477,325,924	476,000,000
9/15/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $489,219,533, 1.50% - 4.75%, 8/31/18 - 11/15/43)	479,317,023	478,000,000
1.1%, dated:
7/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,774,759, 0.00% - 9.00%, 11/9/17 - 11/15/46)	120,410,667	120,000,000
8/14/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $728,287,139, 0.00% - 7.63%, 11/9/17 - 11/15/46)	713,607,000	711,000,000
8/15/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $243,049,245, 1.75% - 4.50%, 6/30/22 - 2/15/46)	236,865,333	236,000,000
9/20/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $367,671,329, 0.00% - 8.88%, 11/9/17 - 2/15/45)	360,979,000	360,000,000
9/21/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $276,766,324, 0.88% - 7.63%, 12/31/17 - 8/15/45)	271,753,531	271,000,000
1.11%, dated:
8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $120,761,971, 2.50% - 8.75%, 5/15/20 - 5/15/47)	118,334,727	118,000,000
10/27/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $134,356,671, 2.13% - 7.63%, 1/31/21 - 2/15/45)	131,254,468	131,000,000
1.12%, dated:
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $122,833,430, 0.00% - 3.88%, 11/9/17 - 2/15/46)	120,403,200	120,000,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $123,151,826, 0.00% - 8.13%, 3/22/18 - 5/15/46)	120,399,467	120,000,000
1.13%, dated 10/16/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,708,531, 0.00% - 6.75%, 11/9/17 - 2/15/44)	131,361,851	131,000,000
1.14%, dated 7/6/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $246,116,138, 0.00% - 6.00%, 11/9/17 - 2/15/45)	239,908,200	239,000,000
1.16%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,683,090, 0.00% - 4.75%, 11/9/17 - 11/15/45)	131,358,794	131,000,000
Commerz Markets LLC at 1.11%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $393,732,146, 1.00% - 2.25%, 12/31/18 - 8/15/27)	386,011,902	386,000,000
Credit AG at 1.05%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $268,812,820, 2.25% - 3.75%, 10/31/24 - 11/15/43)	263,053,696	263,000,000
Deutsche Bank AG at:
1.07%, dated:
10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $593,454,073, 0.75% - 8.00%, 11/30/17 - 11/15/46)	580,120,672	580,000,000
10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $565,662,498, 0.00% - 9.13%, 11/15/17 - 8/15/47)	552,016,407	552,000,000
1.08%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $30,601,013, 1.38%, 8/31/23)	30,000,900	30,000,000
Deutsche Bank Securities, Inc. at 1.07%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $86,702,578, 1.88%, 4/30/22)	85,002,526	85,000,000
Federal Reserve Bank of New York at 1%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $2,496,069,414, 1.13% - 4.75%, 2/28/21 - 2/15/41)	2,496,069,333	2,496,000,000
ING Financial Markets LLC at 1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $381,548,057, 2.13% - 2.25%, 1/31/24 - 2/29/24)	372,010,850	372,000,000
J.P. Morgan Securities, LLC at 1.05%, dated 10/31/17 due 11/1/17:
(Collateralized by U.S. Treasury Obligations valued at $35,704,779, 0.00%, 12/14/17 - 6/21/18)	35,001,021	35,000,000
(Collateralized by U.S. Treasury Obligations valued at $32,643,107, 0.00%, 1/18/18)	32,000,933	32,000,000
Lloyds Bank PLC at:
1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $97,138,970, 1.25% - 6.13%, 10/31/21 - 11/15/27)	94,278,658	94,000,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $121,924,058, 1.13% - 6.13%, 8/31/21 - 11/15/27)	119,345,100	119,000,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $122,010,859, 1.00% - 6.13%, 11/15/19 - 11/15/27)	119,345,100	119,000,000
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $245,520,390, 1.63% - 6.13%, 11/15/23 - 11/15/27)	238,713,207	238,000,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $244,218,038, 1.63% - 6.13%, 8/15/21 - 11/15/27)	238,705,538	238,000,000
1.24%, dated 10/24/17 due 1/24/18 (Collateralized by U.S. Treasury Obligations valued at $137,837,086, 2.13% - 8.00%, 11/15/21 - 5/15/25)	131,415,124	131,000,000
1.26%, dated 10/27/17 due 1/29/18 (Collateralized by U.S. Treasury Obligations valued at $133,596,084, 1.25% - 1.63%, 10/31/19 - 2/15/26)	131,430,990	131,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $133,643,313, 1.38% - 5.38%, 2/28/19 - 8/15/41)	131,026,491	131,000,000
1.05%, dated 10/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $67,385,650, 1.25% - 6.25%, 6/30/20 - 2/15/46)	66,057,750	66,000,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $265,244,494, 1.75% - 2.13%, 12/31/22 - 5/15/23)	260,007,583	260,000,000
MUFG Securities EMEA PLC at:
1.05%, dated:
10/13/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,497,360, 0.88% - 2.88%, 1/31/18 - 8/15/45)	75,059,063	75,000,000
10/16/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $271,490,168, 1.75% - 2.63%, 11/15/20 - 3/31/22)	264,215,600	264,000,000
10/19/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $263,503,043, 1.38% - 2.88%, 2/28/19 - 5/15/46)	255,148,750	255,000,000
1.06%, dated:
10/23/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $135,333,553, 2.63%, 11/15/20)	131,038,572	131,000,000
10/31/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $54,018,052, 1.75% - 2.50%, 5/31/22 - 2/15/27)	52,024,498	52,000,000
1.07%, dated:
10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $67,724,652, 1.38% - 8.88%, 9/30/18 - 2/15/19)	65,001,932	65,000,000
11/2/17 due 11/13/17(e)	131,042,830	131,000,000
1.1%, dated 8/28/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $48,741,986, 1.63% - 2.63%, 11/15/20 - 11/15/26)	47,132,122	47,000,000
Natixis SA at 1.04%, dated 10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $668,287,423, 0.00% - 6.63%, 12/15/17 - 5/15/47)	655,132,456	655,000,000
Nomura Securities International, Inc. at 1.06%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $1,974,390,317, 0.00% - 9.13%, 3/31/18 - 8/15/45)	1,933,398,413	1,933,000,000
Norinchukin Bank at:
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $59,310,908, 3.63%, 2/15/20)	58,156,987	58,000,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $60,321,351, 3.63%, 2/15/20)	59,152,089	59,000,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $60,316,088, 3.63%, 2/15/20)	59,159,693	59,000,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $121,521,578, 3.63%, 8/15/19)	119,221,823	118,900,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $60,300,300, 3.63%, 2/15/20)	59,155,891	59,000,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $66,377,905, 2.13%, 8/31/20)	65,140,328	65,000,000
10/3/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $66,362,675, 2.13%, 8/31/20)	65,150,800	65,000,000
1.3%, dated 10/26/17 due 1/26/18 (Collateralized by U.S. Treasury Obligations valued at $67,332,325, 2.13%, 8/31/20)	66,219,267	66,000,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $30,777,386, 0.75% - 8.75%, 12/31/17 - 11/15/46)	30,081,000	30,000,000
RBC Dominion Securities at:
1.04%, dated:
10/6/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $134,741,162, 1.88%, 3/31/22)	132,106,773	132,000,000
10/27/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $133,639,379, 2.25%, 11/15/25)	131,026,491	131,000,000
1.05%, dated:
10/19/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $67,345,573, 1.50%, 5/31/20)	66,061,600	66,000,000
10/23/17 due 11/7/17:
(Collateralized by U.S. Treasury Obligations valued at $66,317,424, 1.50% - 2.00%, 5/31/20 - 5/31/24)	65,053,083	65,000,000
(Collateralized by U.S. Treasury Obligations valued at $133,655,112, 2.13% - 2.25%, 2/29/24 - 11/15/25)	131,110,804	131,000,000
(Collateralized by U.S. Treasury Obligations valued at $53,053,956, 2.00%, 5/31/24)	52,045,500	52,000,000
1.07%, dated 9/7/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $121,578,522, 1.38%, 4/30/20)	119,321,862	119,000,000
1.14%, dated 10/23/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,658,093, 1.88% - 2.25%, 3/31/22 - 11/15/25)	131,352,608	131,000,000
1.16%, dated 10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $66,315,004, 2.00%, 5/31/24)	65,192,689	65,000,000
RBS Securities, Inc. at:
1.04%, dated 10/25/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $296,434,232, 0.49% - 9.13%, 5/15/18 - 8/15/47)	290,058,644	290,000,000
1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $26,523,281, 1.50% - 3.75%, 11/15/18 - 12/31/21)	26,000,766	26,000,000
Societe Generale at:
1.08%, dated:
10/5/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,503,596, 1.38% - 8.75%, 5/15/20 - 2/15/47)	261,469,800	261,000,000
10/6/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,494,337, 1.00% - 9.13%, 5/15/18 - 2/15/47)	260,475,800	260,000,000
10/11/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $267,639,252, 0.88% - 6.88%, 11/15/18 - 2/15/47)	261,400,928	260,900,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $210,419,599, 0.00% - 8.75%, 11/2/17 - 2/15/47)	205,588,806	205,000,000
1.12%, dated 10/5/17 due 12/8/17 (Collateralized by U.S. Treasury Obligations valued at $357,404,662, 1.25% - 7.63%, 9/30/18 - 8/15/47)	350,696,889	350,000,000
Sumitomo Mitsui Banking Corp. at 1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $268,267,991, 3.63%, 2/15/20)	263,007,744	263,000,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
10/4/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,875,951, 2.50% - 4.25%, 11/15/17 - 5/15/24)	27,036,540	27,000,000
10/5/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $27,877,374, 2.50% - 4.25%, 11/15/17 - 5/15/24)	27,023,490	27,000,000
10/18/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,718,466, 2.00% - 4.25%, 11/15/17 - 2/15/25)	27,030,450	27,000,000
10/25/17 due 11/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,691,183, 2.38%, 8/15/24)	27,030,450	27,000,000
11/1/17 due 11/7/17(e)	27,030,450	27,000,000
TD Securities (U.S.A.) at 1.06%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $238,687,063, 1.50% - 2.63%, 10/31/19 - 8/15/27)	234,006,890	234,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $21,136,800,000)		21,136,800,000
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $101,763,007,664)		101,763,007,664
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,381,118,895)
NET ASSETS - 100%		$100,381,888,769

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $66,783,805 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $67,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$20,245,000 due 11/01/17 at 1.05%
HSBC Securities (USA), Inc.	$13,019,998
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,062,203
Wells Fargo Securities LLC	4,162,799
$20,245,000
$7,282,670,000 due 11/01/17 at 1.07%
BNP Paribas, S.A.	441,281,844
BNY Mellon Capital Markets LLC	20,094,802
Bank of America NA	1,247,887,183
Bank of Nova Scotia	362,050,051
Citibank NA	703,318,058
Credit Agricole CIB New York Branch	904,266,074
HSBC Securities (USA), Inc.	180,019,683
ING Financial Markets LLC	60,284,405
J.P. Morgan Securities, Inc.	643,033,653
Merrill Lynch, Pierce, Fenner & Smith, Inc.	261,232,421
Mizuho Securities USA, Inc.	676,391,024
RBC Dominion Securities, Inc.	354,070,405
Wells Fargo Securities LLC	1,428,740,397
$7,282,670,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $37,899,715,000) — See accompanying schedule: Unaffiliated issuers (cost $101,763,007,664)		$101,763,007,664
Receivable for fund shares sold		1,686,955,084
Interest receivable		64,168,644
Prepaid expenses		185,369
Other receivables		571,855
Total assets		103,514,888,616
Liabilities
Payable to custodian bank	$174,819
Payable for investments purchased	1,811,720,074
Payable for fund shares redeemed	1,204,944,185
Distributions payable	5,217,212
Accrued management fee	20,918,881
Distribution and service plan fees payable	5,528,935
Payable for reverse repurchase agreement	67,000,000
Other affiliated payables	14,807,862
Other payables and accrued expenses	2,687,879
Total liabilities		3,132,999,847
Net Assets		$100,381,888,769
Net Assets consist of:
Paid in capital		$100,382,056,801
Distributions in excess of net investment income		(224,290)
Accumulated undistributed net realized gain (loss) on investments		56,258
Net Assets		$100,381,888,769
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($9,426,082,491 ÷ 9,423,168,273 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($7,492,013,808 ÷ 7,490,098,701 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($10,744,091 ÷ 10,743,973 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($80,720,715,543 ÷ 80,720,675,376 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,732,332,836 ÷ 2,731,641,631 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Interest		$447,915,248
Expenses
Management fee	$110,592,660
Transfer agent fees	72,892,154
Distribution and service plan fees	34,212,657
Accounting fees and expenses	1,321,731
Custodian fees and expenses	201,889
Independent trustees' fees and expenses	161,534
Registration fees	4,737,121
Audit	33,153
Legal	90,205
Interest	104,539
Miscellaneous	199,045
Total expenses before reductions	224,546,688
Expense reductions	(3,017,374)	221,529,314
Net investment income (loss)		226,385,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(6,954)
Total net realized gain (loss)		(6,954)
Net increase in net assets resulting from operations		$226,378,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$226,385,934	$79,105,907
Net realized gain (loss)	(6,954)	306,628
Net increase in net assets resulting from operations	226,378,980	79,412,535
Distributions to shareholders from net investment income	(226,405,238)	(79,094,652)
Share transactions - net increase (decrease)	15,883,522,658	31,286,810,729
Total increase (decrease) in net assets	15,883,496,400	31,287,128,612
Net Assets
Beginning of period	84,498,392,369	53,211,263,757
End of period	$100,381,888,769	$84,498,392,369
Other Information
Distributions in excess of net investment income end of period	$(224,290)	$(204,986)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–	–
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operationsB	–	–	–	–
Distributions from net investment incomeB	–	–	–	–
Total distributionsB	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.04%	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.96%F	.97%	.99%	.99%F
Expenses net of fee waivers, if any	.91%F	.53%	.32%	.13%F
Expenses net of all reductions	.91%F	.53%	.32%	.13%F
Net investment income (loss)	.09%F	.02%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$9,426,082	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.002	–B	–B	–B
Distributions from net investment income	(.002)	–B	–B	–B
Total distributions	(.002)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.15%	.02%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.72%	.74%	.74%F
Expenses net of fee waivers, if any	.70%F	.52%	.32%	.13%F
Expenses net of all reductions	.70%F	.52%	.32%	.13%F
Net investment income (loss)	.30%F	.03%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$7,492,014	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

Six months ended (Unaudited) October 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.002
Net realized and unrealized gain (loss)B	–
Total from investment operations	.002
Distributions from net investment income	(.002)
Total distributions	(.002)
Net asset value, end of period	$1.00
Total ReturnC,D	.12%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F
Expenses net of fee waivers, if any	.70%F
Expenses net of all reductions	.70%F
Net investment income (loss)	.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$10,744

 A For the period July 6, 2017 (commencement of sale of shares) to October 31, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.29%	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.26%	.11%	.11%	.19%
Expenses net of all reductions	.42%E	.42%	.26%	.11%	.11%	.19%
Net investment income (loss)	.58%E	.14%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$80,720,716	$63,580,065	$31,943,681	$16,461,419	$15,286,372	$10,919,067

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.003	.002	–B	–B
Distributions from net investment income	(.003)	(.002)	–B	–B
Total distributions	(.003)	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.34%	.22%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.37%	.38%	.37%F
Expenses net of fee waivers, if any	.32%F	.32%	.29%	.14%F
Expenses net of all reductions	.32%F	.32%	.29%	.14%F
Net investment income (loss)	.68%F	.24%	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,732,333	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund commenced sale of Advisor M Class shares on July 6, 2017. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$101,763,007,664

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $103,873,191 and the weighted average interest rate was .54% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of.42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$24,416,978	$22,224,121
Daily Money Class	-%	.25%	9,790,807	7,979,108
Advisor M Class	-%	.25%	4,872	–
			$34,212,657	$30,203,229

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	$9,766,792.20
Daily Money Class	7,832,645.20
Advisor M Class	3,898.20
Fidelity Government Money Market Fund	53,997,205.16
Premium Class	1,291,614.10
	$72,892,154

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$363,287
Daily Money Class	.70%	373,922
Advisor M Class	.70%	268
Premium Class	.32%	548,589
		$1,286,066

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$1,730,192

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,096. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Advisor M Class	$20

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017 (a)	Year ended April 30, 2017
From net investment income
Capital Reserves Class	$4,054,194	$1,072,543
Daily Money Class	11,756,271	1,397,719
Advisor M Class	7,655	–
Fidelity Government Money Market Fund	201,691,512	71,357,162
Premium Class	8,895,606	5,267,228
Total	$226,405,238	$79,094,652

 (a) Amounts for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to October 31, 2017.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2017 (a)	Year ended April 30, 2017
Capital Reserves Class
Shares sold	17,068,725,455	36,376,796,508
Reinvestment of distributions	2,647,363	717,154
Shares redeemed	(17,973,512,589)	(36,446,184,849)
Net increase (decrease)	(902,139,771)	(68,671,187)
Daily Money Class
Shares sold	12,473,823,160	25,983,021,762
Reinvestment of distributions	8,229,295	982,341
Shares redeemed	(13,135,367,387)	(26,677,357,755)
Net increase (decrease)	(653,314,932)	(693,353,652)
Advisor M Class
Shares sold	33,658,903	-
Reinvestment of distributions	6,647	-
Shares redeemed	(22,921,577)	-
Net increase (decrease)	10,743,973	-
Fidelity Government Money Market Fund
Shares sold	119,102,685,929	200,986,755,072
Issued in exchange for the shares of Retirement Government Money Market Portfolio	2,486,763,160	-
Issued in exchange for the shares of Retirement Government Money Market II Portfolio	8,623,538,894	-
Reinvestment of distributions	186,462,198	63,603,777
Shares redeemed	(113,258,718,651)	(169,414,190,166)
Net increase (decrease)	17,140,731,530	31,636,168,683
Premium Class
Shares sold	972,736,110	1,993,603,359
Reinvestment of distributions	8,684,219	5,156,244
Shares redeemed	(693,918,471)	(1,586,092,718)
Net increase (decrease)	287,501,858	412,666,885

 (a) Share transactions for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to October 31, 2017.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Merger Information.

On September 22, 2017, the Fund acquired all of the assets and assumed all of the liabilities of Retirement Government Money Market Portfolio and Retirement Government Money Market II Portfolio ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisitions were accomplished by an exchange of shares of 2,486,763,160 shares of Retirement Government Money Market Portfolio and 8,623,538,894 shares of Retirement Government Money Market II Portfolio (valued at $1.00 per share, respectively) for shares of the Fidelity Government Money Market Fund class of the Fund on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Retirement Government Money Market Portfolio's net assets of $2,487,291,470 including securities of $2,487,829,410 and Retirement Government Money Market II Portfolio's net assets of $8,624,995,036 including securities of $8,625,662,170 were combined with the Fund's net assets of $88,607,499,007 for total net assets after the acquisition of $99,719,785,513.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2017, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$247,528,307
Total net realized gain (loss)	(12,804)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$247,515,503

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since September 22, 2017.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017) for Capital Reserves Class, Daily Money Class, Government Money Market and Premium Class and for the period (July 6, 2017 to October 31, 2017) for Advisor M Class. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2017	Expenses Paid During Period
Capital Reserves Class	.91%
Actual		$1,000.00	$1,000.40	$4.59-B
Hypothetical-C		$1,000.00	$1,020.62	$4.63-D
Daily Money Class	.70%
Actual		$1,000.00	$1,001.50	$3.53-B
Hypothetical-C		$1,000.00	$1,021.68	$3.57-D
Advisor M Class	.70%
Actual		$1,000.00	$1,001.20	$2.26-B
Hypothetical-C		$1,000.00	$1,021.68	$3.57-D
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,002.90	$2.12-B
Hypothetical-C		$1,000.00	$1,023.09	$2.14-D
Premium Class	.32%
Actual		$1,000.00	$1,003.40	$1.62-B
Hypothetical-C		$1,000.00	$1,023.59	$1.63-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Capital Reserves Class, Daily Money Class, Fidelity Government Money Market Fund, and Premium Class and multiplied by 118/365 (to reflect the period July 6, 2017 to October 31, 2017) for Advisor M Class.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, the fund is compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that the total expense ratio for the retail class for 2014 and 2015 reflects the new contractual arrangements, as if the contractual arrangements were in effect for the entire year. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield. The total expense ratio of each class ranked above the competitive median for 2016, as each class's total expense ratio did for 2015 and as the retail class's total expense ratio did for 2014, 2013, and 2012, because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the total expense ratio of each of Premium Class and the retail class ranked below the median and the total expense ratio of each of Daily Money Class and Capital Reserves Class ranked above the median due to 12b-1 fees. Daily Money Class and Capital Reserves Class are primarily used as core or sweep vehicles by intermediaries who determine which class is appropriate for their clients, which is the reason the fund has classes with different 12b-1 fees. Excluding fee waivers and 12b-1 fees, as applicable, the total expense ratio of each class ranked below the median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, and Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.95%, 0.70%, and 0.32% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17	% of fund's investments 10/31/16
1 - 7	49.1	42.7	41.5
8 - 30	29.2	27.5	24.6
31 - 60	6.4	16.3	13.2
61 - 90	8.7	13.1	11.2
91 - 180	6.6	0.4	9.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
Certificates of Deposit	42.8%
Commercial Paper	30.0%
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	1.6%
Non-Negotiable Time Deposit	12.2%
Other Instruments	1.3%
Repurchase Agreements	12.1%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017
Certificates of Deposit	33.4%
Commercial Paper	38.6%
Variable Rate Demand Notes (VRDNs)	0.4%
U.S. Treasury Debt	2.8%
Other Instruments	1.9%
Repurchase Agreements	22.6%
Net Other Assets (Liabilities)	0.3%

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/30/17	1/31/17	10/31/16
Fidelity® Money Market Fund	0.98%	0.98%	0.81%	0.69%	0.52%
Premium Class	1.10%	1.10%	0.93%	0.81%	0.64%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2017, the most recent period shown in the table, would have been 1.01% for Premium Class.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 42.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.4%
Wells Fargo Bank NA
12/20/17 to 7/5/18	1.37 to 1.42 (b)(c)%	$461,000	$461,000
London Branch, Eurodollar, Foreign Banks - 8.1%
ABN AMRO Bank NV
12/1/17 to 2/5/18	1.40 to 1.46	426,000	426,000
Mizuho Bank Ltd. London Branch
11/13/17 to 1/19/18	1.38 to 1.44	387,000	386,581
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/27/17 to 1/22/18	1.39 to 1.44	269,000	269,000
			1,081,581
New York Branch, Yankee Dollar, Foreign Banks - 31.3%
Bank of Montreal
11/1/17 to 7/20/18	1.40 to 1.47 (b)(c)	639,000	639,000
Bank of Nova Scotia
4/10/18 to 7/13/18	1.40 to 1.44 (b)(c)	435,000	435,002
BNP Paribas New York Branch
12/4/17	1.36	115,000	115,000
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.41 to 1.73 (b)(c)	264,000	264,067
KBC Bank NV
11/24/17 to 1/24/18	1.34 to 1.45	593,000	592,998
Landesbank Baden-Wuerttemberg New York Branch
11/1/17 to 11/7/17	1.23	534,000	534,000
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 3/2/18	1.39 to 1.41 (b)(c)	503,000	503,000
Royal Bank of Canada
3/28/18 to 7/10/18	1.39 to 1.42 (b)(c)	383,000	383,000
Sumitomo Mitsui Banking Corp.
12/4/17 to 2/5/18	1.36 to 1.39 (b)(c)	634,000	634,000
Sumitomo Mitsui Trust Bank Ltd.
12/4/17	1.36 (b)(c)	33,000	33,000
Toronto-Dominion Bank New York Branch
11/1/17	1.68 (b)(c)	80,000	80,000
			4,213,067
TOTAL CERTIFICATE OF DEPOSIT
(Cost $5,755,648)			5,755,648

Financial Company Commercial Paper - 23.4%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
11/1/17 to 1/3/18	1.46 to 1.48 (d)	388,000	387,529
Bayerische Landesbank
11/1/17 to 11/7/17	1.24	665,000	664,936
BNP Paribas Dublin Branch
11/1/17 to 11/7/17	1.19	144,584	144,557
BPCE SA
1/31/18	1.43 to 1.44	490,000	488,233
Caisse d'Amort de la Dette Sociale
11/21/17	1.28 (d)	40,000	39,972
Canadian Imperial Bank of Commerce
3/5/18 to 4/20/18	1.39 to 1.41 (b)(c)	220,000	220,000
J.P. Morgan Securities, LLC
1/8/18 to 4/9/18	1.40 to 1.42 (b)(c)	276,000	276,000
Landesbank Baden-Wurttemberg
11/3/17	1.23	135,000	134,991
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 1/17/18	1.41	125,000	124,642
Natexis Banques Populaires New York Branch
11/1/17	1.09	69,223	69,223
UBS AG London Branch
3/2/18 to 4/3/18	1.43 to 1.44 (b)	600,000	600,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $3,150,082)			3,150,083

Asset Backed Commercial Paper - 3.5%
Atlantic Asset Securitization Corp.
2/1/18	1.44	60,000	59,781
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	54,000	53,820
2/1/18	1.43	37,000	36,866
2/2/18	1.44	105,000	104,612
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	81,000	80,730
1/26/18	1.43	27,000	26,908
1/26/18	1.43	44,000	43,851
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

11/1/17	1.34	14,000	14,000
2/6/18	1.46	47,000	46,816
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $467,385)			467,384

Non-Financial Company Commercial Paper - 3.1%
Archer Daniels Midland Co.
11/1/17	1.10	36,000	36,000
Bell Canada
11/6/17 to 12/18/17	1.44 to 1.46	100,000	99,897
Dominion Resources, Inc.
11/1/17 to 1/8/18	1.42 to 1.53	99,375	99,268
Duke Energy Corp.
1/8/18	1.46	8,000	7,978
Rogers Communications, Inc.
11/1/17	1.45	6,750	6,750
11/1/17	1.45	7,000	7,000
11/21/17	1.42	36,000	35,972
11/3/17	1.41	9,000	8,999
12/1/17	1.45	17,000	16,979
Sempra Global
11/1/17 to 12/5/17	1.38 to 1.46	81,700	81,660
12/5/17	1.39	15,000	14,980
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $415,483)			415,483

U.S. Treasury Debt - 1.6%
U.S. Treasury Obligations - 1.6%
U.S. Treasury Notes
1/31/18 to 10/31/18
(Cost $213,005)	1.28 to 1.38 (b)(c)(e)	213,000	213,005

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
11/7/17
(Cost $183,000)	1.55 (b)(c)	183,000	183,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable 11/7/17, LOC Wells Fargo Bank NA, VRDN
11/7/17
(Cost $40,000)	1.23 (b)	40,000	40,000

Non-Negotiable Time Deposit - 12.2%
Time Deposits - 12.2%
Barclays Bank PLC
11/1/17	1.20	282,000	282,000
BNP Paribas
11/3/17	1.19	37,343	37,343
Credit Agricole CIB
11/1/17 to 11/7/17	1.23	669,000	669,000
ING Bank NV
11/1/17 to 11/7/17	1.22	653,000	653,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,641,343)			1,641,343

Other Repurchase Agreement - 12.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 12.1%
With:
BNP Paribas at 1.29%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $36,751,403, 3.00% - 6.55%, 5/15/23 - 3/30/67)	$35,001	$35,000
Citigroup Global Markets, Inc. at:
1.36%, dated 10/31/17 due 11/1/17 (Collateralized by Equity Securities valued at $138,245,225)	128,005	128,000
2.13%, dated:
8/21/17 due 11/20/17 (Collateralized by Corporate Obligations valued at $73,752,855, 0.00% - 6.75%, 12/25/19 - 8/25/57)	68,366	68,000
8/28/17 due 11/27/17 (Collateralized by Mortgage Loan Obligations valued at $30,356,299, 4.49%, 8/15/34)	28,151	28,000
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 10/26/17 due 11/2/17 (Collateralized by Corporate Obligations valued at $24,845,698, 1.40% - 1.43%, 7/25/36 - 4/25/37)	23,006	23,000
HSBC Securities, Inc. at 1.36%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $36,750,491, 1.55% - 4.95%, 7/1/18 - 8/19/26)	35,001	35,000
ING Financial Markets LLC at 1.44%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $15,750,631, 2.04% - 9.38%, 4/8/19 - 9/20/19)	15,001	15,000
J.P. Morgan Securities, LLC at:
1.28%, dated 10/31/17 due 11/1/17 (Collateralized by Commercial Paper valued at $72,100,024, 1/31/18 - 10/15/18)	70,002	70,000
1.36%, dated 10/26/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $119,502,603, 0.12% - 6.00%, 2/16/38 - 6/16/58)	116,031	116,000
1.51%, dated 10/31/17 due 11/7/17 (Collateralized by Corporate Obligations valued at $50,555,695, 0.10% - 27.67%, 8/1/20 - 11/25/57)	47,059	47,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.36%, dated 10/25/17 due 11/1/17 (Collateralized by U.S. Government Obligations valued at $118,481,324, 3.00%, 9/25/43)	115,030	115,000
1.43%, dated 10/25/17 due 11/7/17 (Collateralized by Equity Securities valued at $37,810,544)	35,019	35,000
2.3%, dated 10/11/17 due 1/9/18 (Collateralized by Equity Securities valued at $223,314,599)	209,196	208,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated 10/31/17 due 11/7/17 (Collateralized by Equity Securities valued at $25,908,660)	24,007	24,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $38,851,447, 1.38% - 3.52%, 4/12/19 - 10/27/28)	37,001	37,000
1.46%, dated:
10/18/17 due 11/1/17 (Collateralized by Equity Securities valued at $62,675,577)	58,033	58,000
10/26/17 due 11/7/17 (Collateralized by Equity Securities valued at $37,809,212)	35,018	35,000
10/27/17 due 11/7/17 (Collateralized by Equity Securities valued at $37,807,674)	35,020	35,000
10/31/17 due 11/1/17 (Collateralized by Equity Securities valued at $76,683,121)	71,003	71,000
1.51%, dated 10/20/17 due 11/3/17 (Collateralized by Corporate Obligations valued at $11,225,648, 1.15% - 1.24%, 9/7/18 - 7/19/19)	11,006	11,000
2.22%, dated 9/13/17 due 12/12/17 (Collateralized by Corporate Obligations valued at $24,222,974, 1.68% - 2.20%, 5/5/20 - 5/2/22)	23,128	23,000
RBS Securities, Inc. at 1.33%, dated 10/31/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $15,437,160, 0.13% - 1.25%, 5/31/19 - 4/15/21)	15,001	15,000
Societe Generale at:
1.29%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $97,653,378, 0.00% - 8.50%, 11/13/17 - 6/15/47)	93,003	93,000
1.44%, dated 10/31/17 due 11/1/17 (Collateralized by Corporate Obligations valued at $75,406,220, 1.68% - 12.50%, 4/24/18 - 6/6/47)	70,003	70,000
1.56%, dated 10/31/17 due 12/1/17 (Collateralized by Corporate Obligations valued at $25,803,040, 1.68% - 10.75%, 2/13/18 - 6/6/47)(b)(c)(f)	24,032	24,000
Wells Fargo Securities, LLC at:
1.31%, dated 10/31/17 due 11/1/17 (Collateralized by Commercial Paper valued at $56,652,062, 11/30/17 - 12/4/17)	55,002	55,000
1.36%, dated:
10/26/17 due 11/2/17 (Collateralized by Commercial Paper valued at $36,058,171, 12/4/17 - 12/6/17)	35,009	35,000
10/31/17 due 11/1/17 (Collateralized by Equity Securities valued at $50,761,982)	47,002	47,000
1.41%, dated 10/26/17 due 11/2/17 (Collateralized by Corporate Obligations valued at $75,618,024, 1.63% - 14.00%, 4/15/18 - 2/15/67)	70,019	70,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,626,000)		1,626,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $13,491,946)		13,491,946
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,987)
NET ASSETS - 100%		$13,447,959

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $427,501,000 or 3.2% of net assets.

 (e) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $31,003,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $31,026,000.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,626,000) — See accompanying schedule: Unaffiliated issuers (cost $13,491,946)		$13,491,946
Cash		175
Receivable for fund shares sold		58,940
Interest receivable		7,714
Prepaid expenses		24
Receivable from investment adviser for expense reductions		557
Other receivables		159
Total assets		13,559,515
Liabilities
Payable for investments purchased	$32,941
Payable for fund shares redeemed	41,997
Distributions payable	961
Accrued management fee	2,728
Payable for reverse repurchase agreement	31,026
Other affiliated payables	1,309
Other payables and accrued expenses	594
Total liabilities		111,556
Net Assets		$13,447,959
Net Assets consist of:
Paid in capital		$13,447,928
Distributions in excess of net investment income		(47)
Accumulated undistributed net realized gain (loss) on investments		78
Net Assets		$13,447,959
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($2,744,845 ÷ 2,744,254 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($10,703,114 ÷ 10,700,927 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Interest (including $42 from affiliated interfund lending)		$77,867
Expenses
Management fee	$14,271
Transfer agent fees	6,371
Accounting fees and expenses	438
Custodian fees and expenses	57
Independent trustees' fees and expenses	20
Registration fees	594
Audit	24
Legal	9
Interest	8
Miscellaneous	25
Total expenses before reductions	21,817
Expense reductions	(3,043)	18,774
Net investment income (loss)		59,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4)
Total net realized gain (loss)		(4)
Net increase in net assets resulting from operations		$59,089

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,093	$43,036
Net realized gain (loss)	(4)	180
Net increase in net assets resulting from operations	59,089	43,216
Distributions to shareholders from net investment income	(59,097)	(43,039)
Share transactions - net increase (decrease)	3,829,855	3,785,467
Total increase (decrease) in net assets	3,829,847	3,785,644
Net Assets
Beginning of period	9,618,112	5,832,468
End of period	$13,447,959	$9,618,112
Other Information
Distributions in excess of net investment income end of period	$(47)	$(43)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss) A	–	–	–	–	–	–
Total from investment operations	.005	.005	.001	–A	–A	–A
Distributions from net investment income	(.005)	(.005)	(.001)	–A	–A	–A
Total distributions	(.005)	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.47%	.52%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.36%	.26%	.25%	.36%
Expenses net of all reductions	.42%E	.42%	.36%	.26%	.25%	.36%
Net investment income (loss)	.93%E	.55%	.15%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,745	$2,301	$2,126	$2,316	$2,601	$2,896

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.005	.006	.002	–B
Distributions from net investment income	(.005)	(.006)	(.002)	–B
Total distributions	(.005)	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.53%	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.28%F
Expenses net of all reductions	.30%F	.30%	.30%	.28%F
Net investment income (loss)	1.05%F	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$10,703	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$13,491,946

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $34,274 and the weighted average interest rate was .64% with payments included in the Statement of Operations as a component of interest expense.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$1,919.15
Premium Class	4,452.10
	$6,371

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$19,569	1.29%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of average net assets. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $3,043.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Fidelity Money Market Fund	$11,791	$10,214
Premium Class	47,306	32,825
Total	$59,097	$43,039

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2017	Year ended April 30, 2017
Fidelity Money Market Fund
Shares sold	1,297,571	1,709,007
Reinvestment of distributions	10,956	9,556
Shares redeemed	(864,243)	(1,543,964)
Net increase (decrease)	444,284	174,599
Premium Class
Shares sold	6,895,132	7,536,158
Reinvestment of distributions	43,147	29,737
Shares redeemed	(3,552,708)	(3,955,027)
Net increase (decrease)	3,385,571	3,610,868

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,004.70	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Premium Class	.30%
Actual		$1,000.00	$1,005.30	$1.52
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, the fund is compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily due to differences in transfer agent fees. The Board considered that the total expense ratio for the retail class for 2014 and 2015 reflects the new contractual arrangements, as if the contractual arrangements were in effect for the entire year. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield. The total expense ratio of each class ranked above the competitive median for 2016, as each class's total expense ratio did for 2015 and as the retail class's total expense ratio did for 2014, 2013, and 2012, because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the total expense ratio of each class ranked below the median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

SPM-SANN-1217
1.538241.120

Fidelity® Treasury Only Money Market Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/17	% of fund's investments 4/30/17	% of fund's investments 10/31/16
1 - 7	22.1	23.6	17.5
8 - 30	34.6	35.6	22.6
31 - 60	26.6	28.2	25.4
61 - 90	11.0	6.5	20.4
91 - 180	5.7	5.5	13.2
> 180	0.0	0.6	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2017
U.S. Treasury Debt	104.5%
Net Other Assets (Liabilities)*	(4.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017
U.S. Treasury Debt	97.1%
Net Other Assets (Liabilities)	2.9%

Current And Historical 7-Day Yields

	10/31/17	7/31/17	4/30/17	1/31/17	10/31/16
Fidelity® Treasury Only Money Market Fund	0.68%	0.64%	0.28%	0.13%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 104.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 104.5%
U.S. Treasury Bills
11/2/17 to 4/26/18	1.01 to 1.25%	$2,769,912	$2,766,644
U.S. Treasury Notes
11/30/17 to 10/31/19	1.03 to 1.38 (b)	803,759	804,045
TOTAL U.S. TREASURY DEBT
(Cost $3,570,689)			3,570,689
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $3,570,689)			3,570,689
NET OTHER ASSETS (LIABILITIES) - (4.5)%			(154,120)
NET ASSETS - 100%			$3,416,569

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,570,689)		$3,570,689
Cash		904
Receivable for fund shares sold		1,311
Interest receivable		1,192
Receivable from investment adviser for expense reductions		7
Total assets		3,574,103
Liabilities
Payable for investments purchased	$149,868
Payable for fund shares redeemed	6,330
Distributions payable	131
Accrued management fee	1,204
Other affiliated payables	1
Total liabilities		157,534
Net Assets		$3,416,569
Net Assets consist of:
Paid in capital		$3,416,483
Accumulated undistributed net realized gain (loss) on investments		86
Net Assets, for 3,415,704 shares outstanding		$3,416,569
Net Asset Value, offering price and redemption price per share ($3,416,569 ÷ 3,415,704 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Interest		$17,428
Expenses
Management fee	$7,445
Independent trustees' fees and expenses	6
Total expenses before reductions	7,451
Expense reductions	(7)	7,444
Net investment income (loss)		9,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9
Total net realized gain (loss)		9
Net increase in net assets resulting from operations		$9,993

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,984	$2,576
Net realized gain (loss)	9	27
Net increase in net assets resulting from operations	9,993	2,603
Distributions to shareholders from net investment income	(9,984)	(2,577)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	424,853	1,130,649
Reinvestment of distributions	9,296	2,390
Cost of shares redeemed	(738,018)	(1,849,328)
Net increase (decrease) in net assets and shares resulting from share transactions	(303,869)	(716,289)
Total increase (decrease) in net assets	(303,860)	(716,263)
Net Assets
Beginning of period	3,720,429	4,436,692
End of period	$3,416,569	$3,720,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	–A	–A	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A	–A
Total distributions	(.003)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.28%	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.38%	.16%	.05%	.06%	.10%
Expenses net of all reductions	.42%E	.38%	.16%	.04%	.06%	.10%
Net investment income (loss)	.56%E	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,417	$3,720	$4,437	$4,597	$5,055	$5,668

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$3,570,689

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by an amount of less than five hundred dollars.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.42%	$1,000.00	$1,002.80	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Treasury Only Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2016. The Board noted that the ASPG median declined 0.02% from 2015 because the retail taxable mapped group has undergone significant changes as a result of the fund industry's response to money market reform and now includes a number of funds that were previously classified as institutional.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield. The fund's total expense ratio ranked above the competitive median for 2016 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2017